united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.3% (a)(b)
	COMMERCIAL SERVICES- 11.3%
$ 240,000	Allen Temple African Methodist Episcopal Church, 0.57%, 7/1/22	$ 240,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $240,000)	240,000

	MUNICPAL BONDS - 11.3% (a)(b)
	KENTUCKY - 11.3%
240,000	City of Fort Wright, KY, 0.57%, 6/1/19	240,000

	TOTAL MUNICIPAL BONDS (Cost $240,000)	240,000

	TOTAL INVESTMENTS - 22.6% (Cost $480,000) (c)	$ 480,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 77.4%	1,644,282
	NET ASSETS - 100.0%	$ 2,124,282

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
48	MSCI Emerging Markets E-Mini, September 2016	$ 147,800
	(Underlying Notional Amount $2,115,600)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 22.6% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Shares			Market Value
	MUTUAL FUNDS - 18.1%
	DEBT FUNDS - 18.1%
22,793	American Century High Yield Fund		$ 128,099
26	American High-Income Trust - Class R-6		257
232,330	BlackRock High Yield Portfolio - Institutional Class		1,737,829
940	BMO Monegy High Yield Fund - Class I		8,797
19,670	Naxtis Loomis Sayles High Income Fund		81,040
3,229	Manning & Napier Fund, Inc. - High Yield Bond Series		28,477
11,259	Nuveen High Income Bond Fund - Class I		83,202
160,000	PIMCO High Yield Fund - Institutional Class		1,392,002
19,643	Principal High Yield Fund - Institutional Class		139,269
10,857	RidgeWorth SEIX High Yield Fund - I Shares		88,700
	TOTAL MUTUAL FUNDS (Cost - $3,552,446)		3,687,672

Principal	VARIABLE RATE BONDS & NOTES - 6.0% (a)(b)
	AUTO PARTS & EQUIPMENT - 1.1%
$ 220,000	Bob Sumerel Tire Co.,4/1/19		220,000

	COMMERCIAL SERVICES - 0.5%
100,000	Science & Technology Campus Corp., 11/1/20		100,000

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
200,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17		200,000

	RETAIL - 3.4%
710,000	Central States Supply Co., Inc., 8/1/23		710,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,230,000)		1,230,000

	MUNICIPAL BONDS - 21.7% (a)(b)
	ILLINOIS - 6.1%
1,260,000	Will-Kankakee Regional Development Authority, 0.56% 8/1/36		1,260,000

	MICHIGAN - 10.8%
675,000	Michigan State Strategic Fund, 0.56%, 04/1/2031		675,000
565,000	Michigan State Strategic Fund, 0.56%, 12/1/31		565,000
515,000	Michigan State Strategic Fund, 0.58%, 11/1/2022		515,000
450,000	Michigan State Strategic Fund, 0.51%, 10/1/2027		450,000
			2,205,000
	OHIO - 4.8%
975,000	Hamilton County, Ohio Economic Development, 0.56%, 3/1/24		975,000

	TOTAL MUNICIPAL BONDS (Cost $4,440,000)		4,440,000

	TOTAL INVESTMENTS - 45.8% (Cost - $9,222,446)(c)		$ 9,357,672
	CASH AND OTHER ASSETS LESS LIABILITIES - 54.2%		11,075,172
	NET ASSETS - 100.0%		$ 20,432,844

Number of Contracts			Unrealized Appreciation (d)
	FUTURES CONTRACTS
73	MSCI EAFE Index E-Mini, September 2016		$ 97,807
13	Nasdaq 100 E-Mini, September 2016		39,523
25	Russell 2000 E-Mini, September 2016		43,532
26	S&P 500 E-Mini, September 2016		24,085
20	S&P Midcap 400 E-Mini, September 2016		34,688
	(Underlying Notional Amount $27,611,610)		$ 239,635

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 27.7% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $9,222,446 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 135,226
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 135,226

(d) Subject to equity contracts risk exposure.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Shares		Market Value
	MUTUAL FUNDS - 68.5%
	DEBT FUNDS - 68.5%
2,606,493	American Century High Yield Fund - Institutional Class	$ 14,648,488
26	American High-Income Trust - Class R-6	258
16,011,501	BlackRock High Yield Portfolio - Institutional Class	119,766,030
144,524	BMO Monegy High Yield Fund - Class I	1,352,742
367,635	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	3,242,538
708,643	Natixis Loomis Sayles High Income Fund - Class Y	2,919,608
1,004,929	Nuveen High Income Bond Fund - Class I	7,426,426
10,400,327	PIMCO High Yield Fund - Institutional Class	90,482,850
2,465,793	Principal High Yield Fund - Institutional Class	17,482,473
1,186,857	RidgeWorth SEIX High Yield Fund - Institutional Class	9,696,626
	TOTAL MUTUAL FUNDS (Cost - $256,824,151)	267,018,039

	EXCHANGE TRADED FUNDS - 30.7%
	DEBT FUNDS - 30.7%
697,900	iShares iBoxx High Yield Corporate Bond ETF	59,607,639
1,658,900	SPDR Barclays High Yield Bond ETF	59,819,934
	TOTAL EXCHANGE TRADED FUNDS (Cost $118,340,061)	119,427,573

Principal
	MORTGAGE NOTES - 0.2% (a)
$ 329,280	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	329,280
446,700	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	446,700
	TOTAL MORTGAGE NOTES (Cost - $775,980)	775,980

	TOTAL INVESTMENTS - 99.4% (Cost - $375,940,192)(b)	$ 387,221,592
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%	2,402,455
	NET ASSETS - 100.0%	$ 389,624,047

ETF - Exchange Traded Fund
+ Money market fund; interest rate reflects seven-day yield on July 31, 2016.
(a) The aggregate value of such securities is 0.2% and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $375,953,816 and differs from market value by net unrealized appreciation of securities as follows:
	Unrealized appreciation:	$ 11,267,776
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 11,267,776

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York		$ 70,720
Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		303,300
		$ 374,020

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.1% (a)(b)
	AUTO PARTS & EQUIPMENT - 0.1%
$ 85,000	Bob Sumerel Tire Co., 0.58%, 4/1/19	$ 85,000

	COMMERCIAL SERVICES- 1.5%
35,000	Allen Temple African Methodist Episcopal Church, 0.58%, 7/1/22	35,000
303,000	Forward Corp., 0.54%, 12/1/30	303,000
595,000	Neighborhood Properties, Inc., 0.58%, 9/1/23	595,000
		933,000
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
800,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	800,000
178,000	Northeast Christian Church, Inc., 0.54%, 1/1/18	178,000
718,000	R&R Investments LLC, 0.54%, 10/1/36	718,000
225,000	Tile Shop of Michigan LLC, 0.58%, 4/1/28	225,000
		1,921,000
	REAL ESTATE - 1.3%
795,000	Camargo Manor Real Estate Holding Co. LLC, 0.58%, 12/1/30	795,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $3,734,000)	3,734,000

	MUNICIPAL BONDS - 25.6% (a)(b)
	FLORIDA - 5.9%
1,615,000	Town of Davie FL, 0.56%, 11/1/27	1,615,000
2,025,000	Volusia County Industrial Development Authority, 0.55%, 6/1/34	2,025,000
		3,640,000
	GEORGIA - 1.0%
600,000	DeKalb County Development Authority, 0.55%, 11/1/21	600,000

	ILLINOIS - 0.9%
570,000	Chicago Heights, 0.57%, 12/1/18	570,000

	INDIANA - 1.9%
571,000	Fort Wayne, 0.55%, 9/1/23	571,000
600,000	Indiana State Finance Authority, 0.56%, 9/1/31	600,000
		1,171,000
	KENTUCKY - 0.7%
435,000	City of Georgetown KY, 0.54%, 11/15/29	435,000

	MICHIGAN - 13.6%
755,000	Genesee County Economic Development Corp/MI, 0.55%, 4/1/30	755,000
1,910,000	Michigan Higher Education Facilities Authority, 0..54%, 1/1/36	1,910,000
5,720,000	Michigan State Strategic Fund, 0.56%, 3/1/37	5,720,000
		8,385,000
	OHIO - 1.6%
965,000	Cuyahoga County, 0.56%, 3/1/22	965,000

	TOTAL MUNICIPAL BONDS (Cost $15,766,000)	$ 15,766,000

	TOTAL INVESTMENTS - 31.7%
	(Cost - $19,500,000)(c)	$ 19,500,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 68.3%	41,994,695
	NET ASSETS - 100.0%	$ 61,494,695

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
733	MSCI EAFE Index E-mini, Sept. 2016	$ 968,846
	(Underlying Notional Amount $61,579,330)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 31.7% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.2% (a)(b)
	COMMERCIAL SERVICES- 1.1%
$ 590,000	Allen Temple African Methodist Episcopal Church, 0.58%, 7/1/22	$ 590,000

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
700,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	700,000
342,450	Community Church of Southport, Inc., 0.58%, 1/1/57	342,450
1,711,000	Reynolds Road Fitness Center, Inc., 0.58%, 1/1/19	1,711,000
		2,753,450
	HEALTHCARE - SERVICES - 0.7%
380,000	New Lexington Clinic PSC, 0.58%, 12/1/27	380,000

	REAL ESTATE - 4.3%
925,000	Carew Realty, Inc., 0.26%, 5/1/37	925,000
120,000	L3 Corp., 0.31%, 11/1/17	120,000
1,295,000	Silvio Properties LLC, 0.22%, 12/1/37	1,295,000
		2,340,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $6,063,450)	6,063,450

	MUNICIPAL BONDS- 23.4% (a)(b)
	INDIANA - 1.8%
1,000,000	Indiana Finance Authority, 0.56%, 12/1/28	$ 1,000,000

	MICHIGAN - 12.7%
1,183,000	Michigan State Hospital Finance Authority, 0.54%, 2/1/22	1,183,000
640,000	Michigan Strategic Fund, 0.54%, 7/1/28	640,000
2,300,000	Michigan Strategic Fund, 0.56%, 4/1/35	2,300,000
1,590,000	Michigan Strategic Fund, 0.58%, 3/1/36	1,590,000
1,170,000	Oakland County Economic Development Corp., 0.54%, 12/1/25	1,170,000
		6,883,000
	OHIO - 8.9%
130,000	County of Franklin, OH, 0.12%, 4/1/22	130,000
455,000	Highland County Joint Township Hospital District, 0.12%, 8/1/24	455,000
3,160,000	Mark Milford Hicksville Joint Township Hospital District, 0.12%, 12/1/37	3,160,000
1,095,000	Township of Harrison, OH, 0.10%, 12/1/24	1,095,000
		4,840,000

	TOTAL MUNICIPAL BONDS (Cost $12,723,000)	12,723,000

	TOTAL INVESTMENTS - 34.6%
	(Cost - $18,786,450) (c)	$ 18,786,450
	CASH AND OTHER ASSETS LESS LIABILITIES - 65.4%	35,468,390
	NET ASSETS - 100.0%	$ 54,254,840

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
173	Nasdaq 100 E-Mini Sept. 2016	$ 529,054
351	S&P 500 E-Mini Future Sept. 2016	328,544
	TOTAL FUTURES CONTRACTS	$ 857,598
	(Underlying Notional Amount $206,618,493)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 34.6% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 7.5% (a)(b)
	DIVERSIFIED FINANCIAL SERVICES - 5.6%
$ 280,000	Buten Development, Ltd., 0.58%, 9/1/18	$ 280,000
5,000	Calvert Social Investment Foundation, Inc., 0.50%, 11/30/16	5,000
1,000,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	1,000,000
400,000	Fornell Associates LLC, 0.58%, 7/1/23	400,000
275,000	LRC Meadows Investors LLC, 0.56%, 12/1/34	275,000
2,680,000	RDV Finance LLC, 0.54%, 10/1/39	2,680,000
		4,640,000
	HEALTHCARE-SERVICES - 0.6%
484,000	Miami Christel Manor, Inc., 9/1/23	484,000

	LEISURE TIME - 0.6%
475,000	Mount Lookout Swim Club, Inc., 0.58%, 11/1/21	475,000

	REAL ESTATE - 0.7%
568,000	Camargo Manor Real Estate Holding Co. LLC, 0.58%, 12/1/30	568,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $6,167,000)	6,167,000

	MUNICIPAL BONDS - 23.3% (a)(b)
	FLORIDA -2.2%
1,800,000	Volusia County Industiral Development Authority, 0.55%, 6/1/34	1,800,000

	INDIANA - 3.3%
2,725,000	Indiana Finance Authority, 0.56%, 9/1/31	2,725,000

	KENTUCKY - 0.9%
300,000	Lexington-Fayette, KY Urban County, 0.54%, 12/1/31	300,000
485,000	Louisville/Jefferson Country Metropolitan Government, 0.56%, 7/1/23	485,000
		785,000
	MICHIGAN - 4.6%
1,300,000	Michigan Finance Authority, 0.52%, 12/1/32	1,300,000
960,000	Michigan Public Educational Facilities Authority, 0.56%, 10/1/35	960,000
100,000	Michigan Strategic Fund, 0.57%, 11/1/24	100,000
1,470,000	Michigan Strategic Fund, 0.57%, 9/1/25	1,470,000
		3,830,000
	OHIO - 6.5%
400,000	County of Hamilton OH, 0.56%, 4/1/20	400,000
790,000	County of Hamilton OH, 0.56%, 11/1/23	790,000
412,000	County of Hamilton OH, 0.56%, 9/1/25	412,000
3,595,000	County of Hamilton, OH Parking System Revenue, 0.53%, 12/1/26	3,595,000
130,000	Toledo-Lucas Country Port Authority, 0.56%, 1/1/25	130,000
		5,327,000
	SOUTH CAROLINA - 5.8%
1,000,000	County of Berkeley SC, 0.55%, 4/1/31	1,000,000
3,745,000	South Carolina Jobs-Economic Development Authority, 0.53%, 2/1/28	3,745,000
		4,745,000

	TOTAL MUNICIPAL BONDS (Cost $19,212,000)	19,212,000

	TOTAL INVESTMENTS -30.8%
	(Cost - $25,379,000)(c)	$ 25,379,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 69.2%	57,033,305
	NET ASSETS - 100.0%	$ 82,412,305

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
338	Russell 2000 Mini Sept. 2016	$ 585,985
226	S&P Mid 400 E-Mini Sept. 2016	458,067
	TOTAL FUTURES CONTRACTS	$ 1,044,052
	(Underlying Notional Amount $80,127,420)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 30.8% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Shares		Market Value
	MUTUAL FUNDS - 71.8%
	DEBT FUNDS - 71.8%
352,966	American Century High Yield Fund	$ 1,983,666
26	American High-Income Trust - Class R-6	257
2,375,911	BlackRock High Yield Portfolio	17,771,812
10,788	BMO Monegy High Yield Fund - Class I	100,975
46,080	Manning & Napier Fund, Inc. - High Yield Bond Series	406,422
74,148	Natixis loomis Sayles High Income Fund	305,491
133,220	Nuveen High Income Bond Fund - Class I	984,497
1,216,250	PIMCO High Yield Fund - Institutional Class	10,581,372
509,361	Principal High Yield Fund - Institutional Class	3,611,371
152,647	RidgeWorth SEIX High Yield Fund - I Shares	1,247,124
841,155	Vanguard Inflation-Protected Securities Fund - Admiral Shares	22,702,777
4	Vanguard Short-Term Bond Index Fund - Class I	38
1,587,932	Vanguard Total Bond Market Index Fund - Class I	17,689,563
	TOTAL MUTUAL FUNDS (Cost - $74,331,270)	77,385,365

	EXCHANGE TRADED FUNDS - 21.6%
	DEBT FUNDS - 19.0%
3,900	iShares TIPS Bond ETF	455,910
24,100	iShares Core U.S. Aggregate Bond ETF	2,724,023
83,400	iShares iBoxx high Yield Coprorate Bond ETF	7,123,194
206,900	SPDR Barclays High Yield Bond Fund ETF	7,460,814
32,000	Vanguard Total Bond Market ETF	2,708,480
	TOTAL DEBT FUNDS (Cost - $20,218,843)	20,472,421

	EQUITY FUNDS - 2.6%
83,200	VelocityShares Daily Inverse VIX Short-Term ETN *	2,803,008
	TOTAL EQUITY FUNDS (Cost $2,166,280)	2,803,008

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,777,400)	23,275,429
Principal
	MORTGAGE NOTES - 6.1% (a)
$ 750,268	Aristone Realty Capital, 24.00%, due 9/1/16 - Property located in New York (b)	675,241
1,530,000	Aristone Realty Capital, 12.00%, due 12/8/16 - Property located in New York	1,530,000
1,400,000	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	1,400,000
1,800,000	Aristone Realty Capital, 12.50%, due 11/1/17 - Property located in New York	1,800,000
610,962	Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York	610,962
595,600	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	595,600
	TOTAL MORTGAGE NOTES (Cost - $6,686,829)	6,611,803

	TOTAL INVESTMENTS - 99.6% (Cost - $103,403,222)(c)	$ 107,272,597
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%	474,899
	NET ASSETS - 100.0%	$ 107,747,496

* Non-income producing security.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 6.1% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Non-income producing security; security is in default.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $103,403,222 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,945,377
	Unrealized depreciation:	(76,002)
	Net unrealized appreciation:	$ 3,869,375

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York		$ 300,000
Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		404,400
Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York		339,038
		$ 1,043,438

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
July 31, 2016
Shares		Market Value

	TOTAL INVESTMENTS - 0.0%
	(Cost - $0)	$ -
	CASH AND OTHER ASSETS LESS LIABILITIES - 100.0%	59,936,604
	NET ASSETS - 100.0%	$ 59,936,604

Number of Contracts		Unrealized Appreciation (a)
	FUTURES CONTRACTS
216	MSCI EAFE Index E-mini, September 2016	$ 283,935
38	Nasdaq 100 E-Mini, September 2016	116,292
123	Russell 2000 E-Mini, September 2016	209,490
77	S&P 500 E-Mini, September 2016	70,621
97	S&P Mid 400 E-Mini, September 2016	162,336
	(Underlying Notional Amount $93,548,333)	$ 842,674

(a) Subject to equity contracts risk exposure.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Core Frontier Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 240,000	$ -	$ 240,000
Municipal Bonds	-	240,000	-	240,000
Future Contracts*	147,800	-	-	147,800
Total	$ 147,800	$ 480,000	$ -	$ 627,800

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 3,687,672	$ -	$ -	$ 3,687,672
Variable Rate Bonds & Notes	-	1,230,000	-	1,230,000
Municipal Bonds	-	4,440,000	-	4,440,000
Future Contracts*	239,635	-	-	239,635
Total	$ 3,927,307	$ 5,670,000	$ -	$ 9,597,307

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 267,018,039	$ -	$ -	$ 267,018,039
Exchange Traded Funds	119,427,573	-	-	119,427,573
Mortgage Notes	-	-	775,980	775,980
Total	$ 386,445,612	$ -	$ 775,980	$ 387,221,592

Toews Hedged Core W Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 3,734,000	$ -	$ 3,734,000
Municipal Bonds	-	15,766,000	-	15,766,000
Future Contracts*	968,846	-	-	968,846
Total	$ 968,846	$ 19,500,000	$ -	$ 20,468,846

Toews Hedged Core L Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 6,063,450	$ -	$ 6,063,450
Municipal Bonds	-	12,723,000	-	12,723,000
Future Contracts*	857,598	-	-	857,598
Total	$ 857,598	$ 18,786,450	$ -	$ 19,644,048

Toews Hedged Core S Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 6,167,000	$ -	$ 6,167,000
Municipal Bonds	-	19,212,000	-	19,212,000
Future Contracts*	1,044,052	-	-	1,044,052
Total	$ 1,044,052	$ 25,379,000	$ -	$ 26,423,052

Toews Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 77,385,365	$ -	$ -	$ 77,385,365
Exchange Traded Funds	23,275,429	-	-	23,275,429
Mortgage Notes	-	-	6,611,803	6,611,803
Total	$ 100,660,794	$ -	$ 6,611,803	$ 107,272,597

Toews Tactical Defensive Alpha Fund
Assets	Level 1	Level 2	Level 3	Total
Future Contracts*	$ 842,674	$ -	$ -	$ 842,674
Total	$ 842,674	$ -	$ -	$ 842,674

No Fund held Level 3 securities during the period except the High Yield Bond Fund and the Unconstrained Income Fund.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the period presented.
It is the Funds' policy to record transfers into or out of any level at the end of the reporting period.
See Portfolio of Investments for industry classification.
* Represents cumulative unrealized gain at July 31, 2016.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 775,980	$ 6,582,412
Cost of purchases	-	89,412
Total realized gain (loss)	-	-
Change in unrealized appreciation **	-	(60,021)
Reinvestment of dividends	-	-
Proceeds from sales	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 775,980	$ 6,611,803
**Includes change in unrealized depreciation attributable to Level 3 investment still held at July 31, 2016 of $0 and $(60,021) for the High Yield Bond Fund and Unconstrained Income Fund, respectively.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/28/16

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/28/16